Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 41,775	$ 35,529
Cash collateral	21,907	1,200
Value added tax	17,870	14,985
Other receivables	15,902	9,699
Fair value of derivative instruments	9,033	5,386
Total prepaid expenses and other current assets	$ 106,487	$ 66,799